Furniture and Equipment - Schedule of Furniture and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 5,050	$ 4,634
Accumulated Depreciation	3,156	2,475
Net Book Value	1,894	2,159
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,373	1,211
Accumulated Depreciation	184	48
Net Book Value	1,189	1,163
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Cost	2,825	2,632
Accumulated Depreciation	2,545	2,130
Net Book Value	280	502
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	852	791
Accumulated Depreciation	427	297
Net Book Value	$ 425	$ 494